Taxes (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
China Statutory income tax rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(1.40%)	(2.80%)	(3.00%)
Non-PRC entities not subject to PRC tax	[1]	6.30%	4.50%	3.00%
Research & Development ("R&D") tax credit	[2]	(1.10%)	(0.30%)	(0.50%)
Non-deductible expenses-permanent difference	[3]	0.20%	0.00%	1.10%
Change in valuation allowance		(3.30%)	2.90%	4.60%
Effective tax rate		25.70%	29.30%	30.20%

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 150% of current year R&D expense approved by the local tax authority may be deducted from tax income.
[3]	Represents expenses incurred by the Company that were not deductible for PRC income tax.